CLEARWATER INVESTMENT TRUST

CLEARWATER GROWTH FUND
CLEARWATER SMALL CAP FUND
CLEARWATER TAX-EXEMPT FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 30, 2011, as supplemented

The date of this Supplement is February 29, 2012.

Important Notice Regarding Change in Investment Policy

The Board of Trustees has approved a change to the name and the investment strategies for the Clearwater Growth Fund (the “Fund”), effective April 30, 2012. The Fund’s name will be changed to the Clearwater Core Equity Fund and the Fund’s principal investment strategy will be revised such that under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies.

Accordingly, all references to the Clearwater Growth Fund in the Prospectus will be deleted and replaced with the Clearwater Core Equity Fund. Additionally, the Prospectus is revised as follows:

1.	The first and second sentences of the first paragraph of the section titled “SUMMARY SECTION – Clearwater Growth Fund – Principal Investment Strategies” in the Prospectus will be deleted and replaced with the following:

Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The Fund employs a multi-style (growth and value) and multi-manager approach whereby portions of the Fund are allocated to different subadvisers who employ distinct investment styles. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers.

2.	The first paragraph of the section titled “Clearwater Growth Fund – Principal Investment Strategies” in the Prospectus will be deleted and replaced with the following:

Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The Fund employs a multi-style (growth and value) and multi-manager approach whereby portions of the Fund are allocated to different subadvisers who employ distinct investment styles. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers. Parametric Portfolio Associates (“Parametric”), Heartland Advisors, Inc. (“Heartland”), Knightsbridge Asset Management, LLC (“Knightsbridge”), and Osterweis Capital Management, LLC (“Osterweis”). Fiduciary Counselling, Inc. (“FCI”) also acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Fund’s adviser. The Fund’s 80% policy may be changed by the Board of Trustees on 60 days’ written notice to shareholders.

Additionally, the Board of Trustees has approved a change to the name and the investment strategies for the Clearwater Small Cap Fund (the “Fund”), effective April 30, 2012. The Fund’s name will be changed to the Clearwater Small Companies Fund and the Fund’s principal investment strategy will be revised such that it will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines “small companies” as issuers with market capitalizations no greater $5 billion at the time of purchase.

Accordingly, all references to the Clearwater Small Cap Fund in the Prospectus will be deleted and replaced with the Clearwater Small Companies Fund. Additionally, the Prospectus is revised as follows:

5.	The first paragraph of the section titled “SUMMARY SECTION – Clearwater Small Cap Fund – Principal Investment Strategies” in the Prospectus will be deleted and replaced with the following:

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines “small companies” as issuers with market capitalizations no greater $5 billion at the time of purchase. The equity securities the Fund invests in consist primarily of exchange traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to hedge sector volatility. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

6.	The section titled “SUMMARY SECTION – Clearwater Small Cap Fund – Principal Risks of Investing in the Fund – Small and Microcap Company Risk” in the Prospectus will be deleted and replaced with the following:

Small and Micro-sized Company Risk

Compared to large companies, small companies, and the market for their common stocks, are likely to be more sensitive to changes in the economy, corporate earnings and investor expectations and therefore may experience sharper swings in market value. These securities may also be harder to sell at the times and prices that the Fund thinks are appropriate. The risks of investing in small companies may be intensified when investing in micro-sized companies, which are a sub-set of small companies.

7.	The first paragraph of the section titled “Clearwater Small Cap Fund – Principal Investment Strategies” in the Prospectus will be deleted and replaced with the following:

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines “small companies” as issuers with market capitalizations no greater than $5 billion at the time of purchase. The equity securities the Fund invests in consist primarily of exchange traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to hedge sector volatility. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. The Fund’s 80% policy may be changed by the Board of Trustees on 60 days’ written notice to shareholders.

8.	The section titled “Clearwater Small Cap Fund – Principal Risks of Investing in the Fund – Small and Microcap Company Risk” in the Prospectus will be deleted and replaced with the following:

Small- and medium-sized company risk

To the extent a Fund subadviser invests in stocks of small-and medium-sized companies, that portion of the Fund’s assets will be subject to additional risks. Stocks of small- and medium-sized companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of such stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small- and medium-sized companies at the desired time and price.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CLEARWATER INVESTMENT TRUST

CLEARWATER GROWTH FUND
CLEARWATER SMALL CAP FUND
CLEARWATER TAX-EXEMPT FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED APRIL 30, 2011, AS SUPPLEMENTED

The date of this Supplement is February 29, 2012.

Important Notice Regarding Change in Investment Policy

Effective April 30, 2012, the name of the Clearwater Growth Fund will be changed to the Clearwater Core Equity Fund and the name of the Clearwater Small Cap Fund will be changed to the Clearwater Small Companies Fund.

Accordingly, all references to the Clearwater Growth Fund in the SAI will be deleted and replaced with the Clearwater Core Equity Fund and all references to the Clearwater Small Cap Fund will be deleted and replaced with the Clearwater Small Companies Fund. Additionally, the SAI will be revised as follows:

1.	The second paragraph of the section titled “INVESTMENT OBJECTIVES AND POLICIES” will be deleted and replaced with the following”:

Under normal circumstances, Core Equity Fund will invest approximately 80% of its net assets, plus the amount of any borrowings for investment purposes, in the common stocks of U.S. companies. The Core Equity Fund may invest in certain short-term fixed income securities such as cash equivalents, although cash and cash equivalents are normally expected to represent less than 1% of the Core Equity Fund’s total assets. Under normal market conditions, International Fund expects to invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States. The International Fund may invest in certain short-term fixed income securities such as cash equivalents, although cash and cash equivalents are normally expected to represent less than 5% of the International Fund’s total assets. Under normal market conditions, Small Companies Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and fixed income securities of companies that have total equity market capitalizations no greater than $5 billion at the time of purchase. Under normal circumstances, Tax-Exempt Bond Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia.

2.	The section titled “RISK FACTORS – Small and Microcap Company Risk” will be deleted and replaced with the following”:

Micro-Sized Company Risk. Micro-sized company stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.

Small Company Risk. Stocks of smaller companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of such stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations and creating difficulties in selling the stocks at the desired time and price.

3.	The third to last paragraph of the section titled “INVESTMENT RESTRICTIONS – Nonfundamental Investment Restrictions” will be deleted and replaced with the following”:

As a non-fundamental policy, Core Equity Fund will not invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies.

As a non-fundamental policy, Small Companies Fund will not, under normal circumstances, invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, at the time of investment in the equity securities of small companies. The Fund defines “small companies” as issuers with market capitalizations no greater than $5 billion at the time of purchase.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.